Commitments and Contingencies (Details Narrative)				12 Months Ended
	Jul. 29, 2020 USD ($) shares	Sep. 13, 2017 shares	Aug. 22, 2017 $ / shares shares	May 31, 2021 USD ($) $ / shares shares	May 31, 2020 USD ($)	Jan. 01, 2019 USD ($)
Other Commitments [Line Items]
Weighted average discount rate				10.40%
Weighted average remaining lease term				41 months
Operating lease right-of-use assets				$ 1,533,010	$ 490,984	$ 500,000
Operating lease liabilities				1,527,286
Operating lease expense				$ 147,000	$ 353,000
Underwriter [Member]
Other Commitments [Line Items]
Sale of stock, price per share | $ / shares				$ 13.00
Jed Kaplan [Member]
Other Commitments [Line Items]
Cash bonus	$ 75,000			$ 216,625
Accrued interest				$ 75,000
Jed Kaplan [Member] | Kaplan 2020 Agreement [Member]
Other Commitments [Line Items]
Monthly base salary	$ 5,000
Number of shares of common stock fully vested upon grant | shares	15,000
Cash bonus	$ 50,000
Initial term	1 year
Board of Directors [Member]
Other Commitments [Line Items]
Number of common stock shares issued | shares				250,000
Number of common stock shares issuance directors | shares				17,125
Mr. Franklin [Member]
Other Commitments [Line Items]
Number of shares of common stock fully vested upon grant | shares	250,000
Cash bonus	$ 75,000			$ 216,625
Accrued interest				75,000
Mr. Franklin [Member] | Franklin 2020 Agreement [Member]
Other Commitments [Line Items]
Monthly base salary	$ 12,500
Number of shares of common stock fully vested upon grant | shares	6,250
Cash bonus	$ 50,000
Employee and Directors [Member]
Other Commitments [Line Items]
Accrued interest				166,675
Number of common stock shares issued for services | shares	192,000
Initial Public Offering [Member]
Other Commitments [Line Items]
Market value of shares held				15,000,000
Aggregate exercise price of unit sold to underwriters				$ 100
Number of shares issued under purchase option | shares			625,000	250,000
Options exercisable, per unit				11.50
Sale of stock, price per share | $ / shares			$ 80.00
Initial Public Offering [Member] | Underwriters [Member]
Other Commitments [Line Items]
Number of shares issued under purchase option | shares		25,000
Over-Allotment Option [Member] | Underwriters [Member]
Other Commitments [Line Items]
Aggregate exercise price of unit sold to underwriters				$ 2,990,000
Number of shares issued under purchase option | shares				260,000